Schedule of borrowings term loan (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total borrowings		$ 3,929,917	$ 4,319,182
Term loan I [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[1]	83,109	118,558
Term loan IV [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[2]		108,888
Term loan V [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[3]		137,837
Term loan VI [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[4]	367,417	528,376
Term loan VII [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[5]	1,475,153	1,573,182
Trade receivables financing [member]
IfrsStatementLineItems [Line Items]
Total borrowings		162,256	124,780
Revolving credit [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[6]	$ 1,841,982	$ 1,727,561

[1]	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 120 months period commencing 2015. The interest rates charged were between 2.30% to 1.30% per annum below the bank’s commercial rate 2 for the 1st to 3rd year of the loan and thereafter at the bank’s Commercial Rate 2 (“CR2”) of 4.68% to 5.68% per annum. Term loan I will be fully repaid over the course of the next twelve months.
[2]	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.00% per annum on monthly rests. The loan was fully repaid as at June 30, 2025.
[3]	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. The loan was fully repaid as at June 30, 2025.
[4]	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.50% per annum on monthly rests. Term loan VI will be fully repaid over the course of the next twelve months.
[5]	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3 year period commencing year 2023. The interest rates charged are 2.0% above the Bank’s Cost of Funds. Term loan VII will be fully repaid over the course of the next twelve months.
[6]	Revolving credit is obtained for working capital purposes. These loans are repayable 1 to 6 months from the date of each drawdown. The interest rates charged are 2.00% per annum above the Bank’s Cost of Funds or 2.00% above the prevailing SIBOR per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2025 and December 31, 2024.